10. Fair Value Measurements (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value of options	$ 2,097,912	$ 960,518	$ 1,609,699
Fair value of derivatives		0	234,502
Fair Value, Inputs, Level 1 [Member]
Fair value of options	0	0	0
Fair value of derivatives		0	0
Fair Value, Inputs, Level 2 [Member]
Fair value of options	2,097,912	960,518	1,609,699
Fair value of derivatives		0	0
Fair Value, Inputs, Level 3 [Member]
Fair value of options	$ 0	0	0
Fair value of derivatives		$ 0	$ 234,502